CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Revenues
Net sales	$ 5,549	$ 7,403	$ 17,808	$ 23,178
Finance and interest income	301	336	960	1,012
Total Revenues	5,850	7,739	18,768	24,190
Costs and Expenses
Cost of goods sold	4,599	5,998	14,771	18,797
Selling, general and administrative expenses	565	736	1,758	2,240
Research and development expenses	207	254	622	809
Restructuring expenses	18	56	52	98
Interest expense	258	327	824	976
Other, net	286	109	498	307
Total Costs and Expenses	5,933	7,480	18,525	23,227
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(83)	259	243	963
Income taxes	56	107	259	408
Equity in income of unconsolidated subsidiaries and affiliates	11	10	33	66
Net income (loss)	(128)	162	17	621
Net loss attributable to noncontrolling interests	(4)	(11)	(5)	(6)
Net income (loss) attributable to CNH Industrial N.V.	$ (124)	$ 173	$ 22	$ 627
Earnings (loss) per share attributable to common shareholders
Basic	$ (0.09)	$ 0.13	$ 0.02	$ 0.46
Diluted	(0.09)	0.13	0.02	0.46
Cash dividends declared per common share	$ 0	$ 0	$ 0.216	$ 0.277